SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF SHARE UNLISTED OPTIONS (Details)	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Average exercise price per share option, Opening balance | $ / shares	$ 0.008
Number of options, Opening balance	521,850,000
Average exercise price per share option, Closing balance | $ / shares	$ 0.008	$ 0.008
Number of options, Closing balance	494,350,000	521,850,000
Employee Option Plan [Member]
IfrsStatementLineItems [Line Items]
Average exercise price per share option, Opening balance | $ / shares	$ 0.008	$ 0.008
Number of options, Opening balance	521,850,000	538,000,000
Number of options, granted during the year	0	12,850,000
Average exercise price per share option, lapsed during the year | $ / shares	$ 0.012	$ 0.01
Number of options, lapsed during the year	(29,450,000)	(5,000,000)
Average exercise price per share option, forfeited during the year | $ / shares		$ 0.01
Number of options, forfeited during the year		(500,000)
Average exercise price per share option, Lapse of unlisted options attached to convertible notes | $ / shares
Number of options, Lapse of unlisted options attached to convertible notes
Average exercise price per share option, Closing balance | $ / shares	$ 0.008	$ 0.008
Number of options, Closing balance	492,400,000	521,850,000
Employee Option Plan [Member] | Underwriters [Member]
IfrsStatementLineItems [Line Items]
Average exercise price per share option, exercised during the year | $ / shares		$ 0.008
Number of options, exercised during the year		(21,000,000)
Average exercise price per share option, granted during the year | $ / shares
Number of options, granted during the year
Employee Option Plan [Member] | Lodge Corporate Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Average exercise price per share option, exercised during the year | $ / shares		$ 0.008
Number of options, exercised during the year		(2,500,000)
Average exercise price per share option, granted during the year | $ / shares
Number of options, granted during the year
Employee Option Plan [Member] | Employees [Member]
IfrsStatementLineItems [Line Items]
Average exercise price per share option, granted during the year | $ / shares		$ 0.008
Number of options, granted during the year		12,850,000
Employee Option Plan [Member] | Directors [Member]
IfrsStatementLineItems [Line Items]
Average exercise price per share option, granted during the year | $ / shares
Number of options, granted during the year